Business combinations - Additional Information (Details) - NetFortris - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Mar. 28, 2022
Disclosure of detailed information about business combination [line items]
Aggregate purchase price		$ 64,820
Net working capital adjustment		8,942
Cash consideration on closing		$ 50,418
Number of shares issued (in shares)		1,494,536
Consideration issued as shares		$ 16,801
Number of shares representing a holdback for indemnification purposes		327,241
Additional consideration for earn out		$ 6,543
Maximum payment as an earn out		$ 11,500
Estimated transaction costs	$ 2,939